J.P. MORGAN FUNDS

JPMorgan Total Emerging Markets Fund

(All Share Classes)

Supplement dated November 30, 2012 to the Prospectuses, dated November 29, 2011, as supplemented

With respect to the front cover and page 1 of the prospectus, dated November 29, 2011, as supplemented, regarding Class A, Class C and Select Class shares of the JPMorgan Total Emerging Markets Fund (the Fund), the line regarding tickers for the respective classes of the Fund is hereby amended to read as follows:

Class/Ticker: Class A/TMGGX; Class C/TMGHX; Select Class/TMGSX

With respect to the front cover and page 1 of the prospectus, dated November 29, 2011, as supplemented, regarding Class R2, Class R5 and Class R6 shares of the Fund, the line regarding tickers for the respective classes of the Fund is hereby amended to read as follows:

Class/Ticker: Class R2/TMGTX; Class R5/TMGRX; Class R6/TMGVX

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-TEM-1112

J.P. MORGAN FUNDS

JPMorgan Total Emerging Markets Fund

(All Share Classes)

Supplement dated November 30, 2012

to the Statement of Additional Information, dated November 29, 2011, as supplemented

Effective November 30, 2012, the shares of the JPMorgan Total Emerging Markets Fund (the “Fund”) will be offered to the public. On the cover page, the reference to the Fund will be replaced by the following:

JPMorgan Total Emerging Markets Fund

(“Total Emerging Markets Fund”)

Class A/TMGGX; Class C/TMGHX; Select Class/TMGSX; Class R2/TMGTX; Class R5/TMGRX; Class R6/TMGVX

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-TEM-1112